Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of January 2013

Collection Period	Jan-13	30/360 Days	30
Distribution Date	15-Feb-13	Actual/360 Days	31

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	335,536,065.84	311,899,344.94	0.229469
Yield Supplement Overcollaterization		7,321,015.41	934,059.90	838,991.10
Total Adjusted Portfolio		1,359,221,770.11	334,602,005.94	311,060,353.84
Total Adjusted Securities		1,359,221,770.11	334,602,005.94	311,060,353.84	0.228852
Class A-1 Notes	0.35590%	396,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.87000%	419,100,000.00	141,380,235.83	117,838,583.73	0.281171
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	135,450,000.00	1.000000
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	23,541,652.10	102,500.67	56.1719210	0.2445733
Class A-4 Notes	0.00	147,866.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	23,541,652.10	250,366.92

I. COLLECTIONS

Interest:
Interest Collections		1,330,095.22
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,330,095.22

Principal:
Principal Collections		23,204,560.18
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		23,204,560.18

Recoveries of Defaulted Receivables		351,155.64
Servicer Advances		0.00
Interest Rate Swap Receipts		0.00

Total Collections		24,885,811.04

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	44,026	334,602,005.94
Total Principal Payment		23,541,652.10
	42,740	311,060,353.84

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of January 2013

III. DISTRIBUTIONS

Total Collections	24,885,811.04
Reserve Account Draw	0.00
Total Available for Distribution	24,885,811.04

1. Interest Rate Swap Payments	0.00

2. Reimbursement of Advance	0.00

3. Servicing Fee:
Servicing Fee Due	279,613.39
Servicing Fee Paid	279,613.39
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	102,500.67

Class A-3 Notes Monthly Interest Paid	102,500.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of January 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	250,366.92
Total Note Monthly Interest Paid	250,366.92
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	24,355,830.73

5. Total Monthly Principal Paid on the Notes	23,541,652.10

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	23,541,652.10
Change in Total Noteholders' Principal Carryover Shortfall	0.00

6. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	814,178.63
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	814,178.63

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,398,054.43
Required Reserve Account Amount	3,398,054.43
Beginning Reserve Account Balance	3,398,054.43
Draws to Cover Shortfalls	0.00
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,398,054.43

Required Reserve Account Amount for Next Period	3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon	4.60%
Weighted Average Remaining Maturity	22.25

Principal Recoveries of Defaulted Receivables	351,155.64
Principal on Defaulted Receivables	432,160.72
Pool Balance at Beginning of Collection Period	335,536,065.84
Net Loss Ratio	0.29%

Net Loss Ratio for Second Preceding Collection Period	-0.22%
Net Loss Ratio for Preceding Collection Period	0.53%
Net Loss Ratio for Current Collection Period	0.29%
Average Net Loss Ratio	0.20%

Cumulative Net Losses for all Periods	6,395,891.15

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of January 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,758,205.24	586
61-90 Days Delinquent	1,246,538.09	148
91-120 Days Delinquent	147,167.54	25
Total Delinquent Receivables:	6,151,910.87	759
60+ Days Delinquencies as Percentage of Receivables	0.45%	0.40%

Delinquency Ratio for Second Preceding Collection Period		0.35%
Delinquency Ratio for Preceding Collection Period		0.38%
Delinquency Ratio for Current Collection Period		0.40%
Average Delinquency Ratio		0.38%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO